Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Other provisions	₩ 588,118	₩ 452,604	₩ 324,012
POSCO ENERGY CO., LTD. [member]
Disclosure of other provisions [line items]
Discount rates		14.00%
Others [member]
Disclosure of other provisions [line items]
Other provisions	249,957	₩ 165,469	₩ 102,243
Others [member] | POSCO ENERGY CO., LTD. [member]
Disclosure of other provisions [line items]
Other provisions	157,461	87,827
Others [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of other provisions [line items]
Other provisions	23,600	23,600
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	27,963	₩ 30,425
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 29,471
Discount rates	2.73%
Land [member] | Pohang work [member]
Disclosure of other provisions [line items]
Discount rates	2.73%